Equity - Application of IFRS 16, IFRS 15 and IFRS 9 (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of reserves within equity [line items]
Equity	€ 18,260	€ 25,450	€ 26,996	€ 26,980	€ 29,229	€ 26,618
Gross impact on equity			16		578
IFRS 16
Disclosure of reserves within equity [line items]
Equity			16
Attributable to equity holders			11
Attributable to non-controlling interest			€ 5
Total
Disclosure of reserves within equity [line items]
Gross impact on equity					785
Tax effect					(207)
Impact on equity					578
Attributable to equity holders					512
Attributable to non-controlling interest					66
IFRS 9
Disclosure of reserves within equity [line items]
Gross impact on equity					(221)
Tax effect					56
Impact on equity					(165)
Attributable to equity holders					(142)
Attributable to non-controlling interest					(23)
IFRS 15
Disclosure of reserves within equity [line items]
Gross impact on equity					1,006
Tax effect					(263)
Impact on equity					743
Attributable to equity holders					654
Attributable to non-controlling interest					€ 89